Goodwill (Details) - Schedule of carrying value of good will - Ambulnz, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance at beginning	$ 6,610,557	$ 6,307,440	$ 6,265,255
Goodwill acquired during the period		303,117	42,185
Balance at ending	$ 6,610,557	$ 6,610,557	$ 6,307,440